Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
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Cash and Cash Equivalents

Note 5. Cash and Cash Equivalents

For the purposes of the statement of cash flows, the cash ítem includes cash on hand and in bank deposits and cash equivalents, which are short-term, highly liquid investments that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value, with a maturity date of three months or less at their acquisition date. Cash and cash equivalents at the end of the reporting period as shown in the consolidated statements of financial position and cash flows is comprised of the following:

	December 31, 2017		December 31, 2016
Cash and bank balances	Ps.	73,774	Ps.	18,140
Cash equivalents (see Note 3.5)		23,170		25,497

	Ps.	96,944	Ps.	43,637

As explained in Note 3.3, Venezuela subsidiary was deconsolidated. At December 31, 2017, cash and cash equivalent balances of the Company’s Venezuela subsidiary were Ps. 170.